INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangibles, net consisted of the following:

	As of
	December 31,	December 31,
	2025	2024
Purchased software	$730,370	$697,405
Capitalized software development costs	1,498,228	1,435,378
	2,228,598	2,132,783
Less: accumulated amortization	(1,920,045)	(1,261,739)
Intangible assets, net	$308,553	$871,044

In the software development process, once the preliminary project stage was completed and management committed to funding the software through completion and the software will be used to perform the function intended, the application development stage started. In accordance with ASC 350-40-25, the software development costs incurred in the application development stage were capitalized, and the costs incurred in the preliminary project stage were expensed.

In 2023, the capitalized software for internal use was completed, the capitalized costs are amortized on a straight-line basis over the estimated useful live of three years.

For the years ended December 31, 2025, 2024 and 2023, amortization expense amounted to $586,747, $751,208 and $468,781, respectively. The Company did not recognize impairment loss for the years ended December 31, 2025, 2024 and 2023.

The following summarizes total future amortization expenses of the purchased software and capitalized software development costs on December 31, 2025:

Year ending December 31,
2026	$306,990
2027	876
2028	168
2029	168
2030 and after	351
Total future amortization expense	$308,553